                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5440
--------------------------------------------------------------------------------

                          MFS INTERMEDIATE INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                       Date of fiscal year end: October 31
--------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2006
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds                                                    04/30/06

SEMIANNUAL REPORT

MFS(R) INTERMEDIATE INCOME TRUST

A path for pursuing opportunity

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

[graphic omitted]

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

MFS(R) INTERMEDIATE INCOME TRUST                                        4/30/06

The trust seeks to preserve capital and provide high current income.

New York Stock Exchange Symbol: MIN

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
PORTFOLIO MANAGER'S PROFILE                        3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN       6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              12
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     16
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            23
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     24
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             24
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    24
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      94.9%
              Cash & Other Net Assets                     5.1%

              FIXED INCOME MARKET SECTORS (i)

              Non-U.S. Sovereigns                        28.9%
              ------------------------------------------------
              U.S. Government Agencies                   21.3%
              ------------------------------------------------
              Mortgage-Backed Securities                 21.2%
              ------------------------------------------------
              U.S. Treasury Securities                   18.7%
              ------------------------------------------------
              Emerging Market Bonds                       3.4%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  1.0%
              ------------------------------------------------
              Residential Mortgage-Backed
              Securities                                  0.3%
              ------------------------------------------------
              High Grade Corporates                       0.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        94.9%
              ------------------------------------------------
              AA                                          1.5%
              ------------------------------------------------
              A                                           1.1%
              ------------------------------------------------
              BBB                                         2.0%
              ------------------------------------------------
              BB                                          0.2%
              ------------------------------------------------
              Not Rated                                   0.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         3.2
              ------------------------------------------------
              Average Life (m)                        4.9 yrs.
              ------------------------------------------------
              Average Maturity (m)                    7.8 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                               AAA
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                              67.9%
              ------------------------------------------------
              Germany                                     7.2%
              ------------------------------------------------
              United Kingdom                              5.1%
              ------------------------------------------------
              France                                      3.3%
              ------------------------------------------------
              Ireland                                     2.6%
              ------------------------------------------------
              Finland                                     2.5%
              ------------------------------------------------
              Netherlands                                 2.5%
              ------------------------------------------------
              Spain                                       2.2%
              ------------------------------------------------
              New Zealand                                 1.6%
              ------------------------------------------------
              Other Countries                             5.1%
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/06.

Percentages are based on net assets as of 4/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO MANAGER'S PROFILE

James J. Calmas is Senior Vice President of MFS(R) Investment Management (MFS(R)) and portfolio manager of the limited maturity portfolios of our mutual funds, variable annuities, and offshore investment products. He is a member of the MFS Fixed Income Strategy Group. Jim joined MFS(R) in 1988 and was named portfolio manager in 1998, and Senior Vice President in 2002. He is a graduate of Dartmouth College and holds an M.B.A. degree from the Amos Tuck School of Business Administration of Dartmouth College.

Erik S. Weisman, Ph.D., is Vice President of MFS(R) Investment Management (MFS(R)), a Global Sovereign Fixed Income Research Analyst and a portfolio manager of our inflation-adjusted bond portfolios of our offshore accounts. He joined the firm in 2002 as a global sovereign fixed-income research analyst. Previously, he served for two years as the Assistant to the U.S. Executive Director for the International Monetary Fund; and for the three years as an International Economist in the Office of Central and Eastern Europe for the U.S. Department of the Treasury. Erik earned a bachelor's degree from the University of Michigan and a master's and Ph.D. degree from Duke University.

PERFORMANCE SUMMARY THROUGH 4/30/06

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

Six months ended
    4/30/06

                                               Date                    Price

Net asset value per share                     10/31/05                   $7.04
------------------------------------------------------------------------------
                                               4/30/06                   $6.91
------------------------------------------------------------------------------
New York Stock Exchange price                 10/31/05                   $6.29
------------------------------------------------------------------------------
                                               1/13/06 (high) (t)        $6.31
------------------------------------------------------------------------------
                                               4/13/06 (low) (t)         $6.02
------------------------------------------------------------------------------
                                               4/30/06                   $6.07

TOTAL RETURN VS BENCHMARKS

Six months ended
    4/30/06

New York Stock Exchange price (r)                                       -0.68%
------------------------------------------------------------------------------
Net asset value (r)                                                      1.02%
------------------------------------------------------------------------------
Citigroup World Government Bond Non-dollar Hedged
Index (f)                                                               -0.08%
------------------------------------------------------------------------------
Citigroup Medium Term (1-10 years) Treasury Government
Sponsored Index (f)                                                      0.78%

(f) Source: FactSet Research Systems, Inc.
(r) Includes reinvestment of dividend and capital gain distributions.
(t) For the period November 1, 2005 through April 30, 2006.

INDEX DEFINITIONS

Citigroup World Government Bond Non-Dollar Hedged Index - a market capitalization-weighted index that tracks the currency-hedged performance of the major government bond markets, excluding the United States. Country eligibility is determined based upon market capitalization and investability criteria.

Citigroup Medium-Term (1-10 years) Treasury Government Sponsored Index - a capitalization-weighted index of U.S. Treasury and U.S. Government agency securities with fixed-rate coupons and weighted average lives between one and ten years.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. When trust shares trade at a premium, buyers pay more than the asset value underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation. As a result, the total returns that are calculated based on the net asset value and New York Stock Exchange prices can be different.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and may increase the trust's expense ratio.

From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives involve risks different from, and greater than, those of the underlying indicator's in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates may affect the portfolio's net asset value, the value of dividends and interest earned and gains and losses realized on the sale of securities. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell your shares, they may be worth more or less than the amount you paid for them.

These risks will increase share price volatility.

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/06

The Portfolio of Investments is a complete list of all securities owned by your trust. It is categorized by broad-based asset classes.

Bonds - 93.2%
-------------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR         VALUE ($)
-------------------------------------------------------------------------------------------------------
Agency - Other - 0.1%
-------------------------------------------------------------------------------------------------------
Small Business Administration, 7.64%, 2010                            $    921,823         $    967,517
-------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 1.3%
-------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., FRN, 1.0053%, 2030 (i)          $ 76,898,800         $  2,270,283
Falcon Franchise Loan LLC, FRN, 3.0551%, 2023 (a)(i)                    14,171,258            1,595,684
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.3644%, 2043                                                            4,380,726            4,257,822
Multi-Family Capital Access One, Inc., 6.65%, 2024                       2,286,879            2,331,848
                                                                                           ------------
                                                                                           $ 10,455,637
-------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.1%
-------------------------------------------------------------------------------------------------------
SG Capital Trust I, 7.875% to 2010, FRN to 2049                     EUR    375,000         $    534,833
-------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.5%
-------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.375%, 2008                      $  2,318,000         $  2,537,051
Petroleum Export Peloil, 5.265%, 2011 (a)                                  303,760              296,570
Petronas Capital Ltd., 7.875%, 2022                                      1,158,000            1,344,974
                                                                                           ------------
                                                                                           $  4,178,595
-------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 2.1%
-------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                               $    183,000         $    198,647
Republic of Chile, FRN, 5.5256%, 2008                                    2,321,000            2,330,284
Republic of Panama, 9.375%, 2029                                         1,486,000            1,855,271
Republic of South Africa, 9.125%, 2009                                   1,935,000            2,123,016
Russian Federation, 3%, 2008                                             3,277,000            3,105,285
State of Israel, 5.125%, 2014                                            5,000,000            4,743,068
United Mexican States, 8.125%, 2019                                      2,205,000            2,546,775
United Mexican States, 8.3%, 2031                                          279,000              331,313
                                                                                           ------------
                                                                                           $ 17,233,659
-------------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 5.8%
-------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 2.375%, 2006                                        $  4,120,000         $  4,073,102
KfW Bankengruppe, FRN, 2.563%, 2007                                 EUR  5,408,000            6,815,003
KfW Bankengruppe, 3.25%, 2007                                         $  4,200,000            4,096,499
KfW Bankengruppe, 4.625%, 2008                                           3,525,000            3,482,862
Landesbank Baden-Wurttemberg, FRN, 2.594%, 2007                     EUR  1,670,000            2,105,054
Landesbank Baden-Wurttemberg, FRN, 2.704%, 2007                     EUR  3,150,000            3,973,010
Landesbank Baden-Wurttemberg, FRN, 2.764%, 2007                     EUR  1,791,000            2,258,491
Landesbank Baden-Wurttemberg, 5.125%, 2007                            $  7,700,000            7,684,777
Network Rail MTN Finance PLC, FRN, 2.628%, 2007                     EUR  5,468,000            6,896,254
Province of Ontario, 4.75%, 2016                                      $  6,000,000            5,669,178
                                                                                           ------------
                                                                                           $ 47,054,230
-------------------------------------------------------------------------------------------------------
International Market Sovereign - 22.6%
-------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                             EUR  9,400,000         $ 11,859,761
Federal Republic of Germany, 3.75%, 2015                            EUR  9,103,000           11,315,489
Government of New Zealand, 6.5%, 2013                               NZD 16,120,000           10,672,502
Government of New Zealand, 6%, 2017                                 NZD  3,179,000            2,055,412
Kingdom of Netherlands, 5.75%, 2007                                 EUR  7,197,000            9,261,523
Kingdom of Netherlands, 3.75%, 2009                                 EUR  8,510,000           10,791,629
Kingdom of Spain, 6%, 2008                                          EUR  8,405,000           11,056,103
Kingdom of Spain, 5.35%, 2011                                       EUR  5,191,000            7,036,877
Republic of Austria, 5.5%, 2007                                     EUR  8,384,000           10,895,180
Republic of Finland, 5.375%, 2013                                   EUR 14,339,000           19,745,622
Republic of France, 4.75%, 2007                                     EUR  9,746,000           12,512,507
Republic of France, 4.75%, 2012                                     EUR  9,714,000           12,899,709
Republic of Ireland, 4.25%, 2007                                    EUR 14,214,000           18,166,313
Republic of Ireland, 4.6%, 2016                                     EUR  1,837,000            2,431,391
United Kingdom Treasury, 5.75%, 2009                                GBP  7,830,000           14,765,592
United Kingdom Treasury, 8%, 2015                                   GBP  8,210,000           18,842,157
                                                                                           ------------
                                                                                           $184,307,767
-------------------------------------------------------------------------------------------------------
Mortgage Backed - 21.1%
-------------------------------------------------------------------------------------------------------
Fannie Mae, 5.669%, 2006                                              $  6,576,259         $  6,554,514
Fannie Mae, 7.029%, 2007                                                 2,092,978            2,115,819
Fannie Mae, 6.022%, 2010                                                 6,800,000            6,958,835
Fannie Mae, 4.556%, 2011                                                 8,978,243            8,703,187
Fannie Mae, 4.845%, 2013                                                 2,110,151            2,023,087
Fannie Mae, 4.667%, 2014                                                 4,701,984            4,445,326
Fannie Mae, 4.847%, 2014                                                 4,158,388            3,968,469
Fannie Mae, 5.413%, 2014                                                 2,042,210            2,024,729
Fannie Mae, 4.62%, 2015                                                    982,732              920,341
Fannie Mae, 4.925%, 2015                                                 2,191,374            2,093,109
Fannie Mae, 4%, 2016                                                     5,894,042            5,707,363
Fannie Mae, 5.424%, 2016                                                 2,500,000            2,478,613
Fannie Mae, 6%, 2016 - 2034                                             17,036,762           17,028,759
Fannie Mae, 5.5%, 2017 - 2035                                           26,547,724           26,020,919
Fannie Mae, 5%, 2018 - 2019                                              7,292,206            7,114,260
Fannie Mae, 4.5%, 2019                                                  11,310,354           10,785,680
Fannie Mae, 6.5%, 2031                                                   7,952,719            8,117,777
Freddie Mac, 5.5%, 2017 - 2020                                          15,645,503           15,516,802
Freddie Mac, 6%, 2017 - 2034                                             2,490,784            2,514,739
Freddie Mac, 5%, 2019 - 2025                                            29,398,273           29,040,600
Freddie Mac, 3%, 2021                                                    4,700,000            4,603,123
Ginnie Mae, 6%, 2033                                                     3,154,300            3,167,905
                                                                                           ------------
                                                                                           $171,903,956
-------------------------------------------------------------------------------------------------------
Supranational - 0.3%
-------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (a)                               $  3,000,000         $  2,827,497
-------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 20.8%
-------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                $  3,963,000         $  3,688,387
Fannie Mae, 4.75%, 2007                                                  4,000,000            3,985,484
Fannie Mae, 6.625%, 2007                                                 5,000,000            5,101,140
Fannie Mae, 3.375%, 2008                                                17,000,000           16,267,929
Fannie Mae, 3.875%, 2008                                                12,900,000           12,494,269
Fannie Mae, 6%, 2008                                                    10,000,000           10,165,760
Fannie Mae, 4.25%, 2009                                                  5,000,000            4,877,150
Federal Home Loan Bank, 2.25%, 2006                                     10,415,000           10,403,023
Freddie Mac, 4.25%, 2009                                                 7,000,000            6,811,812
Freddie Mac, 4.125%, 2010                                               18,994,000           18,202,444
Freddie Mac, 6.875%, 2010                                                6,337,000            6,733,379
Freddie Mac, 5.125%, 2012                                               27,600,000           27,327,698
Small Business Administration, 5.34%, 2021                               6,798,935            6,767,730
Small Business Administration, 6.34%, 2021                               2,833,394            2,922,905
Small Business Administration, 6.35%, 2021                               3,609,463            3,724,089
Small Business Administration, 6.44%, 2021                               2,514,069            2,601,129
Small Business Administration, 6.625%, 2021                              3,019,343            3,145,763
Small Business Administration, 4.93%, 2024                               2,611,362            2,508,382
Small Business Administration, 5.36%, 2025                               2,755,000            2,699,898
Small Business Administration, 5.39%, 2025                               2,020,000            1,982,470
U.S. Department of Housing & Urban Development, 5.53%, 2008             11,000,000           11,082,027
U.S. Department of Housing & Urban Development, 7.198%, 2009             6,000,000            6,357,084
                                                                                           ------------
                                                                                           $169,849,952
-------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 18.1%
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 13.875%, 2011                                    $ 25,500,000         $ 25,585,655
U.S. Treasury Bonds, 10.375%, 2012                                      29,100,000           31,426,865
U.S. Treasury Bonds, 12%, 2013                                          30,000,000           34,580,850
U.S. Treasury Notes, 6.125%, 2007                                        5,000,000            5,074,610
U.S. Treasury Notes, 6.5%, 2010                                          4,500,000            4,745,390
U.S. Treasury Notes, 4.875%, 2012                                        5,000,000            4,981,640
U.S. Treasury Notes, 4.25%, 2013                                        39,000,000           37,143,825
U.S. Treasury Notes, 4.75%, 2014                                         4,700,000            4,612,425
                                                                                           ------------
                                                                                           $148,151,260
-------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.4%
-------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                $  2,926,000         $  3,121,533
-------------------------------------------------------------------------------------------------------
    TOTAL BONDS (IDENTIFIED COST, $786,827,224)                                            $760,586,436
-------------------------------------------------------------------------------------------------------

Short-Term Obligations - 5.8%
-------------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR         VALUE ($)
-------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 4.82%, due 5/01/06 (t)(y)            $ 27,398,000         $ 27,398,000
General Electric Capital Corp., 4.82%, due 5/01/06 (y)                  19,802,000           19,802,000
-------------------------------------------------------------------------------------------------------
    TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST AND VALUE                              $ 47,200,000
-------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (IDENTIFIED COST, $834,027,224) (k)                                  $807,786,436
-------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.0%                                                         8,495,490
-------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                    $816,281,926
-------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
    At period end, the aggregate value of these securities was $4,719,751, representing 0.6% of net assets.
(i) Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2006, the trust held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $747,808,952 and 92.58% of market value provided by an independent pricing service using an evaluated bid.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section
    4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

FRN     Floating Rate Note. The interest rate is the rate in effect as of period end.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are netted by currency.

                                                                                          NET UNREALIZED
       CONTRACTS TO                  SETTLEMENT                             CONTRACTS       APPRECIATION
     DELIVER/RECEIVE                       DATE     IN EXCHANGE FOR          AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
SALES

CAD2,961,906                            5/15/06        $  2,566,443        $2,647,696       $   (81,253)
DKK733,546                              5/10/06             119,979           124,106            (4,127)
EUR134,726,782                5/17/06 - 6/13/06         164,177,429       170,432,031        (6,254,602)
GBP19,927,952                           6/05/06          34,859,966        36,320,453        (1,460,487)
NOK13,144,827                           5/10/06           2,025,553         2,131,859          (106,306)
NZD34,016,688                           6/06/06          20,645,459        21,630,174          (984,715)
SEK1,631,962                            5/10/06             213,252           221,843            (8,591)
                                                       ------------      ------------       -----------
                                                       $224,608,081      $233,508,162       $(8,900,081)
                                                       ------------      ------------       -----------

PURCHASES

CAD711,012                              5/15/06        $    615,395          $635,586       $    20,191
DKK733,546                              5/10/06             117,744           124,106             6,362
EUR4,107,575                  5/10/06 - 5/17/06           5,009,907         5,186,744           176,837
GBP937,995                              6/05/06           1,674,153         1,709,579            35,426
NOK13,144,827                           5/10/06           1,962,530         2,131,859           169,329
NZD13,057,173                            6/6/06           8,036,583         8,302,658           266,075
SEK1,631,962                            5/10/06             206,679           221,843            15,164
                                                       ------------      ------------       -----------
                                                       $ 17,622,991       $18,312,375       $   689,384
                                                       ------------      ------------       -----------

At April 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $499,712 with Merrill Lynch International.

At April 30, 2006, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD       Canadian Dollar              NOK       Norwegian Krone
DKK       Danish Krone                 NZD       New Zealand Dollar
EUR       Euro                         SEK       Swedish Krona
GBP       British Pound

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your trust's balance sheet, which details the assets and liabilities comprising the total value of the trust.

AT 4/30/06

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $834,027,224)               $807,786,436
Cash                                                                      34,097
Foreign currency, at value (identified cost, $160)                           164
Receivable for forward foreign currency exchange contracts               689,384
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                     499,712
Receivable for investments sold                                        5,348,794
Interest receivable                                                   13,718,936
Other assets                                                              16,083
------------------------------------------------------------------------------------------------------
Total assets                                                                              $828,093,606
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable to dividend disbursing agent                                    $205,061
Payable for forward foreign currency exchange contracts                8,900,081
Payable for investments purchased                                      2,219,345
Payable to affiliates
  Management fee                                                          43,893
  Transfer agent and dividend disbursing costs                            31,980
  Administrative services fee                                              1,291
Payable for independent trustees' compensation                           242,442
Accrued expenses and other liabilities                                   167,587
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $11,811,680
------------------------------------------------------------------------------------------------------
Net assets                                                                                $816,281,926
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $931,979,728
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          (33,782,579)
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                (82,580,879)
Undistributed net investment income                                      665,656
------------------------------------------------------------------------------------------------------
Net assets                                                                                $816,281,926
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (126,523,366 issued,
less 8,404,650 treasury shares)                                                            118,118,716
------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $816,281,926/
118,118,716 shares of beneficial interest outstanding)                                           $6.91
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your trust earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by trust operations.

SIX MONTHS ENDED 4/30/06

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                            $19,832,156
  Foreign taxes withheld                                                   (6,842)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $19,825,314
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,623,347
  Transfer agent and dividend disbursing costs                            103,384
  Administrative services fee                                              48,213
  Independent trustees' compensation                                       65,912
  Custodian fee                                                           157,007
  Shareholder communications                                              172,174
  Auditing fees                                                            41,741
  Legal fees                                                                8,599
  Miscellaneous                                                            91,644
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $3,312,021
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (37,423)
  Reduction of expenses by investment adviser                              (2,501)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $3,272,097
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $16,553,217
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $(6,222,365)
  Futures contracts                                                      (374,960)
  Foreign currency transactions                                         4,532,679
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       $(2,064,646)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                           $(635,586)
  Futures contracts                                                       330,658
  Translation of assets and liabilities in foreign currencies          (9,081,850)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $(9,386,778)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $(11,451,424)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $5,101,793
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      4/30/06                 10/31/05
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                             $16,553,217              $35,033,116
Net realized gain (loss) on investments and foreign
currency transactions                                              (2,064,646)              16,380,745
Net unrealized gain (loss) on investments and foreign
currency translation                                               (9,386,778)             (44,302,596)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $5,101,793               $7,111,265
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income                                       $(21,452,380)            $(43,759,496)
------------------------------------------------------------------------------------------------------
Change in net assets from trust share transactions               $(12,401,235)            $(23,430,508)
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(28,751,822)            $(60,078,739)
------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                           $845,033,748             $905,112,487
At end of period (including undistributed net investment
income of $665,656 and $5,564,819, respectively)                 $816,281,926             $845,033,748
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust (assuming reinvestment of all distributions) held for the entire period.

                                      SIX MONTHS                                  YEARS ENDED 10/31
                                           ENDED       ------------------------------------------------------------------------
                                         4/30/06             2005             2004           2003           2002           2001
                                     (UNAUDITED)
Net asset value, beginning
of period                                  $7.04            $7.32            $7.40          $7.57          $7.54          $7.06
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS (x)
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                $0.14            $0.29            $0.31          $0.31          $0.38          $0.48
  Net realized and unrealized gain (loss)
  on investments and foreign currency      (0.10)           (0.23)           (0.04)         (0.08)          0.09           0.48
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $0.04            $0.06            $0.27          $0.23          $0.47          $0.96
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.18)          $(0.36)          $(0.37)        $(0.40)        $(0.44)        $(0.49)
-------------------------------------------------------------------------------------------------------------------------------
Net increase from repurchase of
capital shares                             $0.01            $0.02            $0.02            $--          $0.00(w)       $0.01
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $6.91            $7.04            $7.32          $7.40          $7.57          $7.54
-------------------------------------------------------------------------------------------------------------------------------
Per share market value, end
of period                                  $6.07            $6.29            $6.59          $6.89          $6.91          $6.95
-------------------------------------------------------------------------------------------------------------------------------
Total return at market
value (%) (r)(s)                           (0.68)(n)         0.85             1.02           5.49           5.33          16.93
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)      0.80(a)          0.84             0.84           0.86           0.90           0.93
Expenses after expense reductions (f)       0.80(a)          0.84             0.84           0.86           0.90           0.93
Net investment income (x)                   4.01(a)          4.01             4.24           4.14           5.09           6.62
Portfolio turnover                            21               58               45             90            115             72
Net assets at end of period
(000 Omitted)                           $816,282         $845,034         $905,112       $936,653       $958,663       $958,995
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.
(x) Effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Intermediate Income Trust (the trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The trust may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the trust uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts and futures contracts.

FUTURES CONTRACTS - The trust may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund trust. Upon entering into such contracts, the trust bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. The trust may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the trust.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount, for the six months ended April 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the trust in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes. Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                        OCTOBER 31, 2005   OCTOBER 31, 2004

     Ordinary income (including any
     short-term capital gains)               $43,759,496        $46,430,094

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF APRIL 30, 2006

          Cost of investments                           $855,637,375
          ----------------------------------------------------------
          Gross appreciation                              $3,146,760
          Gross depreciation                             (50,997,699)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(47,850,939)

          AS OF OCTOBER 31, 2005
          Undistributed ordinary income                   $9,155,083
          Capital loss carryforwards                     (60,299,863)
          Other temporary differences                     (2,050,205)
          Net unrealized appreciation (depreciation)     (46,152,230)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2006, the trust had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

              October 31, 2006                     $(11,137,819)
              October 31, 2007                      (11,376,973)
              October 31, 2008                      (11,439,294)
              October 31, 2010                       (1,074,810)
              October 31, 2012                      (20,820,223)
              October 31, 2013                       (4,450,744)
              --------------------------------------------------
                                                   $(60,299,863)

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the trust's average daily net assets and 5.65% of gross investment income. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the average daily net assets. The management fee, from net assets and gross investment income, incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.64% of the trust's average daily net assets.

TRANSFER AGENT - The trust pays a portion of transfer agent and dividend-disbursing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the trust, for its services as registrar and dividend-disbursing agent. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. For the six months ended April 30, 2006, these fees amounted to $72,970. MFSC also receives payment from the trust for out-of-pocket expenses paid by MFSC on behalf of the trust. For the six months ended April 30, 2006, these costs amounted to $18,458.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the trust's annual fixed amount was $10,000. Effective April 1, 2006, the trust's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.0117% of the trust's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The trust pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The trust does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFSC. The trust has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in a pension expense of $7,869. The trust also has an unfunded retirement benefit deferral plan for certain current independent trustees which resulted in an expense of $354. Both amounts are included in Independent Trustees' compensation for the six months ended April 30, 2006. The deferred liability for retirement benefits payable to certain Trustees under both plans amounted to $209,764 at April 30, 2006, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) Independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $16,083 of Deferred Trustees' Compensation.

OTHER - The trust and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2006, the fee paid to Tarantino LLC was $3,527. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,501, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES              SALES

U.S. government securities                       $70,057,365        $23,829,130
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)     $91,813,295       $184,069,573
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. The trust repurchased and retired 1,991,200 shares of beneficial interest during the six months ended April 30, 2006 at an average price per share of $6.23 and a weighted average discount of 10.85% per share. The trust repurchased and retired 3,617,900 shares of beneficial interest during the year ended October 31, 2005 at an average price per share of $6.48 and a weighted average discount of 10.17% per share. Transactions in trust shares were as follows:

                             PERIOD ENDED                    YEAR ENDED
                            APRIL 30, 2006                OCTOBER 31, 2005
                        SHARES         AMOUNT          SHARES         AMOUNT

Treasury shares
  reacquired         (1,991,200)   $(12,401,235)    (3,617,900)   $(23,430,508)
------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the six months ended April 30, 2006 was $3,314, and is included in miscellaneous expense on the Statement of Operations. The trust had no significant borrowings during the six months ended April 30, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Intermediate Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate Income Trust (the "Trust"), including the portfolio of investments, as of April 30, 2006, and the related statement of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2006. These interim financial statements and financial highlights are the responsibility of the Trust's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2005, and financial highlights for each of the five years in the period ended October 31, 2005, and in our report dated December 22, 2005, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 23, 2006

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to:      MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024

NUMBER OF SHAREHOLDERS

As of April 30, 2006, our records indicate that there are 7,040 registered shareholders and approximately 50,539 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

               MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024
               1-800-637-2304


M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116.
                                                             MIN-SEM-6/06  67M

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

GENERAL. Information regarding the portfolio managers of the MFS Intermediate Income Trust (the "Fund") provided as of April 30, 2006 is set forth below.

                                                         TITLE AND FIVE YEAR
PORTFOLIO MANAGER        PRIMARY ROLE          SINCE            HISTORY
-----------------        ------------          -----     -------------------
James J. Calmas              Lead              2002    Senior Vice President of
                       Portfolio Manager               MFS; employed in the
                                                       investment management
                                                       area of MFS since 1988

Erik S. Weisman    International Government    2004    Vice President of MFS;
                     Securities Portfolio              employed in the
                            Manager                    investment management
                                                       area of MFS since 2002;
                                                       Assistant to the U.S.
                                                       Executive Director for
                                                       the International
                                                       Monetary Fund, where he
                                                       was employed from 2000
                                                       to 2002.

COMPENSATION. Portfolio manager total cash compensation as of April 30, 2006 is a combination of base salary and performance bonus:

  o Base Salary - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

  o Performance Bonus - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

      >> The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

      >> The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

OWNERSHIP OF FUND SHARES. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager as of the Fund's semi-annual period ended April 30, 2006. The following dollar ranges apply:

        N. None
        A. $1 - $10,000
        B. $10,001 - $50,000
        C. $50,001 - $100,000
        D. $100,001 - $500,000
        E. $500,001 - $1,000,000
        F. Over $1,000,000

NAME OF PORTFOLIO MANAGER         DOLLAR RANGE OF EQUITY SECURITIES IN FUND
-------------------------         -----------------------------------------
James J. Calmas                                     N
Erik S. Weisman                                     N

OTHER ACCOUNTS. In addition to the Fund, the Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which as of the Fund's semi-annual period ended April 30, 2006 were as follows:

                           REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                                 COMPANIES                     VEHICLES                 OTHER ACCOUNTS
                           ---------------------        -----------------------         --------------

                         NUMBER OF                     NUMBER OF                    NUMBER OF
         NAME            ACCOUNTS*    TOTAL ASSETS*    ACCOUNTS     TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS
James J. Calmas              8        $3.1 billion         4       $635.1 million       2          $603.2
                                                                                                  million
Erik S. Weisman             14        $2.1 billion         3        $1.1 billion        0           N/A
-----------------
*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

POTENTIAL CONFLICTS OF INTEREST. MFS seek to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

In certain instances there may be securities which are suitable for the Fund's portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Fund and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

MFS does not receive a performance fee for its management of the Fund. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

-------------------------------------------------------------------------------------------------------------
                                       MFS INTERMEDIATE INCOME TRUST
-------------------------------------------------------------------------------------------------------------
                                                                    (C) TOTAL         (D) MAXIMUM NUMBER
                                                                 NUMBER OF SHARES       (OR APPROXIMATE
                                                                   PURCHASED AS         DOLLAR VALUE) OF
                                                                  PART OF PUBLICLY       SHARES THAT MAY
                              (A) TOTAL NUMBER     (B) AVERAGE        ANNOUNCED          YET BE PURCHASED
                                 OF SHARES          PRICE PAID         PLANS OR           UNDER THE PLANS
PERIOD                           PURCHASED           PER SHARE         PROGRAMS             OR PROGRAMS
-------------------------------------------------------------------------------------------------------------
   11/1/05 - 11/30/05             312,700             $6.20            312,700               9,997,202
-------------------------------------------------------------------------------------------------------------
   12/1/05 - 12/31/05             373,600             $6.21            373,600               9,623,602
-------------------------------------------------------------------------------------------------------------
    1/1/06 - 1/31/06              527,400             $6.29            527,400               9,096,202
-------------------------------------------------------------------------------------------------------------
    2/1/06 - 2/28/06              223,400             $6.27            223,400               8,872,802
-------------------------------------------------------------------------------------------------------------
    3/1/06 - 3/31/06              354,800             $6.24            354,800              11,512,482
-------------------------------------------------------------------------------------------------------------
    4/1/06 - 4/30/06              199,300             $6.09            199,300              11,313,182
-------------------------------------------------------------------------------------------------------------
          TOTAL                  1,991,200            $6.23           1,991,200
-------------------------------------------------------------------------------------------------------------

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant's outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2006 plan year are 11,867,282.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INTERMEDIATE INCOME TRUST
             ------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President


Date: June 23, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 23, 2006
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal
                          Financial Officer and Accounting Officer)

Date: June 23, 2006
      -------------

* Print name and title of each signing officer under his or her signature.